GOODWILL (TABLES)	12 Months Ended
Dec. 28, 2012
Goodwill and intangible assets disclosure [Abstract]
Changes in goodwill allocated to reportable segments [Table Text Block]
(In millions)	Goodwill Balance as of December 31, 2010	Acquisitions	Goodwill Impairment	Other Adjustments (1)	Goodwill Balance as of December 30, 2011

Infrastructure & Environment Operating Segment	$754.6	$12.2	$—	$(8.7)	$758.1

Federal Services Operating Segment	854.8	202.1	(348.3)	—	708.6

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	565.4	—	(160.0)	—	405.4
Civil Construction & Mining Group	293.9	—	(81.6)	—	212.3
Industrial/Process Group	189.4	—	(71.4)	—	118.0
Power Group	735.1	—	(164.5)	—	570.6
Total Energy & Construction Operating Segment	1,783.8	—	(477.5)	—	1,306.3

Total	$3,393.2	$214.3	$(825.8)	$(8.7)	$2,773.0

(In millions)	Goodwill Balance as of December 30, 2011	Acquisitions	Goodwill Impairment	Other Adjustments (1)	Goodwill Balance as of December 28, 2012

Infrastructure & Environment Operating Segment	$758.1	$—	$—	$14.8	$772.9

Federal Services Operating Segment	708.6	—	—	1.7	710.3

Within the Energy & Construction Operating Segment:
Global Management and Operations Services Group	405.4	—	—	—	405.4
Civil Construction & Mining Group	212.3	—	—	—	212.3
Industrial/Process Group	118.0	—	—	—	118.0
Power Group	570.6	—	—	—	570.6
Total Energy & Construction Operating Segment	1,306.3	—	—	—	1,306.3

Oil & Gas Operating Segment	—	456.3	—	1.3	457.6

Total	$2,773.0	$456.3	$—	$17.8	$3,247.1

Cost and accumulated amortization of intangible assets [Table Text Block]
(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

Balance as of December 31, 2010	$487.3	$24.9	$1.9	$514.1
Acquisitions	62.9	2.5	4.7	70.1
Amortization expense	(56.8)	(1.6)	(2.2)	(60.6)
Other additions and foreign currency translation	(2.3)	(0.2)	0.9	(1.6)
Balance as of December 30, 2011	491.1	25.6	5.3	522.0
Acquisitions	163.0	93.5	9.8	266.3
Amortization expense	(93.9)	(4.8)	(2.5)	(101.2)
Other additions and foreign currency translation	3.3	1.7	0.1	5.1
Balance as of December 28, 2012	$563.5	$116.0	$12.7	$692.2

Estimated useful lives	1 - 16 years	1 - 40 years (1)	1 - 13 years

  During the fourth quarter of 2011, we revised the estimated useful life of the Scott Wilson trade name from 25 years to 12 years because we decided to reduce the use of the trade name. The estimated useful life of the Flint trade name in the U.S. and Canada is 40 years.

Estimated future amortization expense of intangible assets [Table Text Block]
(In millions)	Customer Relationships, Contracts, and Backlog	Trade Name	Favorable Leases and Other	Total

2013	$101.3	$5.6	$1.8	$108.7
2014	89.2	4.6	1.5	95.3
2015	78.1	4.2	1.1	83.4
2016	72.7	4.3	1.1	78.1
2017	67.3	4.3	0.5	72.1
Thereafter	154.9	93.0	6.7	254.6
	$563.5	$116.0	$12.7	$692.2